Income Taxes	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$210	$35,977
Start-up/organization expenses	379,840	184,852
Business combination expenses	—	—
Total deferred tax assets	380,050	220,829
Valuation allowance	(380,050)	(220,829)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Federal
Current	$743,061	$—
Deferred	(159,221)	(220,619)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	159,221	220,619
Income tax provision	$743,061	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $159,221 and $220,619, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(16.37)%	(34.30)%
Transaction costs associated with IPO	0.00%	2.40%
Meals and entertainment	0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds	0.00%	8.20%
Change in valuation allowance	1.34%	2.70%
Income tax provision	6.25%	0.00%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities.

Unique Logistics International, Inc. [Member]
Income Taxes [Line Items]
INCOME TAXES

7. INCOME TAX PROVISION

The breakout of pretax income (loss) between foreign and domestic is as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Domestic	$(4,170,245)	$4,113,528
Foreign	1,365,286	—
	$(2,804,959)	$4,113,528

The expense (benefit) for income taxes consists of:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Current:
Federal	$(94,570)	$562,587
State	(55,391)	205,470
Foreign	(206,346)	—
	(356,307)	768,057
Deferred:
Federal	(116,145)	17,675
State		6,455
Foreign	(21,379)	—
	(137,524)	24,130
Total tax expense (benefit)	$(493,831)	$792,187

Other noncurrent liabilities include liabilities for uncertain tax provision (UTP) as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Total UTP balance on June 1	$2,582,341	$—
Additions based on tax provisions related to the current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—
Total UTP balance on August 31	$2,582,341	$—

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest and penalties related to the unrecognized tax positions are required to be calculated and would be classified as “tax expense” in the statement of operations.

These reserves would impact income tax expense if released into income. The Company does not expect a change to its unrealized tax positions in the next twelve months.

The Taxing jurisdiction that is significant to Company is the U.S. open tax years related to this taxing jurisdiction remains subject to examination and could result in additional tax liabilities. The Company is no longer subject to income tax examinations for years before 2019.

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	1.9	4.6
GILTI adjustment	1.8	—
Foreign income taxes and adjustments	0.2	—
FDII deduction	(2.6)	(2.9)
Other	(4.7)	—
Income tax provision	17.6	22.7

13. INCOME TAXES

The breakout of pretax income between foreign and domestic is as follows:

	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Domestic	$8,944,305	$5,948,852
Foreign	659,246	—
	$9,603,551	$5,948,852

The expense (benefit) for income taxes consists of:

	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Current:
Federal	$1,475,897	$2,052,526
State	208,481	1,041,298
Foreign	519,257	—
	2,203,635	3,093,827
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Deferred:
Federal	(133,051)	(554,294)
State	(141,572)	(125,235)
Foreign	(540,029)	—
	(814,652)	(679,529)
Total tax expense	$1,388,983	$2,414,298

Other noncurrent liabilities include liabilities for uncertain tax provision (UTP) as follows:

	For the Year Ended 31-May-23	For the Year Ended 31-May-22
Total UTP balance on June 1	$—	$—
Additions based on tax provisions related to the current year	—	—
Additions for tax positions of prior years	2,582,341	—
Reductions for tax positions of prior years	—	—
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—
Total UTP balance on May 31	$2,582,341	$—

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest and penalties related to the unrecognized tax positions are required to be calculated and would be classified as “tax expense” in the statement of operations.

These reserves would impact income tax expense if released into income. The Company does not expect a change to its unrealized tax positions in the next twelve months.

The Taxing jurisdiction that is significant to Company is the U.S. open tax years related to this taxing jurisdiction remains subject to examination and could result in additional tax liabilities. The Company is no longer subject to income tax examinations for years before 2019.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	May 31, 2023	May 31, 2022
Allowance for doubtful accounts	$437,493	$733,139
Consulting contract liability	—	230,263
Acquisition Costs	397,567	—
Interest Expense (163j Limitation)	259,984	—
Lease liability	2,507,442	659,460
Other	562,228	238,006
Total deferred tax assets	4,164,713	1,860,868

Deferred Tax Liabilities
Operating lease right-of-use assets	(2,414,333)	(631,173)
Dividends received	(3,480,143)	—
Accrued withholding tax	(714,945)	—
Goodwill and intangibles	(1,921,833)	(256,533)
Fixed assets	(38,902)	(30,414)
Net deferred tax asset (liability)	$(4,405,442)	$942,748

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. For the years ended May 31, 2023 and 2022, there was no valuation allowance necessary.

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	(0.5)	16.4
Impact of debt exchange	(2.5)	18.9
PPP loan forgiveness	—	(1.3)
Foreign income taxes and adjustments	1.5	—
FDII deduction	(4.0)	(10.1)
Withholding taxes	1.1	—
Other	(2.1)	(4.3)
Income tax provision	14.5	40.6